Variable Interest Entities (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	$ 35	$ 82
Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	76	91
Prepaid assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2	3
Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,887	3,024
Intangible assets, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,381	1,431
Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(28)	(44)
Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(1)	(3)
Current deferred revenue [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(57)	(63)
Noncurrent asset retirement obligations [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(103)	(99)
Noncurrent deferred revenue associated with customer advance payments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ (305)	$ (324)
Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Constitution Pipeline Company LLC [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	$ 740
Constitution Pipeline Company LLC [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity [Line Items]
Capitalized project development costs, Cumulative	$ 381
Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%